Income Taxes - Schedule of Deferred Income Tax Assets and Deferred Income Tax Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Customer rewards liability	$ 1,675,054	$ 2,193,675
Goodwill and intangible assets	2,888	13,376
Capitalized research and development costs	570,930	815,967
Net operating losses	10,170,376	5,676,941
Credits	444,723	355,672
Start up costs	2,232,158
Convertible debt	4,037,227
Restricted stock	746,055
Other	3,216	3,379
Total deferred tax assets	19,882,627	9,059,010
Valuation allowance	(14,403,016)	(275,686)
Net deferred tax assets	5,479,611	8,783,324
Digital assets	(5,479,611)	(8,783,324)
Total deferred tax liabilities	(5,479,611)	(8,783,324)
Net deferred tax asset (liability)